Warrant Liability - Schedule of Changes in Warrant Liability (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Current portion of warrant liability	$ 14
Warrant Liability [Member]
Statement Line Items [Line Items]
Balance – Beginning of the year	3,634
Exercise of warrants (note 11)	(318)
Issuance of warrants	3,457
Change in fair value of warrant liability	(3,985)
Balance - End of the year	2,788
Current portion of warrant liability	14
Long-term portion of warrant liability	$ 2,774